Significant related party transactions and balances - Due to related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jul. 31, 2023
Significant related party transactions and balances
Payable to related parties	$ 9,979,742		$ 39,908,903
Number of days of credit term	30 days
Unrealized fair value loss	$ (10,034,795)	$ (3,782,355)
Realized fair value gain	(212,581)	$ (54,607)
Payables in fiat currency	1,734,886		10,451,625
Total	8,244,856		29,457,278
United States Dollar
Significant related party transactions and balances
Payables in fiat currency	1,728,168		10,451,625
Singapore Dollar
Significant related party transactions and balances
Payables in fiat currency	6,718
BTC
Significant related party transactions and balances
Total	5,261,993		16,950,714
ETH
Significant related party transactions and balances
Total	531,827		6,673,324
USDC
Significant related party transactions and balances
Total	2,354,041		5,928,549
USDT
Significant related party transactions and balances
Total	98,266		(95,275)
Others
Significant related party transactions and balances
Total	(1,271)		(34)
Lead Accelerating Ltd
Significant related party transactions and balances
Trade payables	1,722,863
Whalefin Technologies Ltd
Significant related party transactions and balances
Trade payables	$ 8,244,856		117,151
Loans payable			1,505,302
Non-trade payables			132,779
Interest rate, percentage	3.00%
Loans payable term	12 months
Amber Technologies Global Pte Ltd
Significant related party transactions and balances
Non-trade payables	$ 319		3,029
Amber Technologies Global Pte Ltd | Unsecured loans, repayable on demand
Significant related party transactions and balances
Interest rate, percentage				7.00%
Amber AI Ltd
Significant related party transactions and balances
Non-trade payables	4,986		410,493
Amber Technologies Service Pte Ltd
Significant related party transactions and balances
Non-trade payables			1,659
Amber Technologies North America Ltd
Significant related party transactions and balances
Non-trade payables	$ 6,718
Amber Vault AUS Pty. Ltd.
Significant related party transactions and balances
Non-trade payables			323
Amber Global Ltd | Unsecured loans in cryptocurrency, repayable in 12 months
Significant related party transactions and balances
Loans payable			29,340,127
Interest rate, percentage	3.00%
Loans payable term	12 months
Unrealized fair value loss			12,200,000
Realized fair value gain			500,000
Amber Global Ltd | Unsecured working capital loans, repayable on demand
Significant related party transactions and balances
Loans payable			5,398,040
Amber Global Ltd | Unsecured interest free loans, repayable on demand
Significant related party transactions and balances
Loans payable			$ 3,000,000